Payments, by Project - 12 months ended Dec. 31, 2025 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1]	$ 13,807,434	$ 103,120	$ 13,910,554
Doña Amalía [Member]
Total	[1]	27,672		27,672
El Salitral y Cerro Bayo [Member]
Total	[1]	16,592	42,347	58,939
Barker [Member]
Total	[1]	1,103,386	10,315	1,113,701
La Pampita y Entorno [Member]
Total	[1]	12,229,811	265	12,230,076
La Preferida [Member]
Total	[1]	$ 429,973	$ 50,193	$ 480,166

[1]	All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2025, the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,459.4167 per US$1.00 and as of September 14, 2026 the official nominal exchange rate for pesos into U.S. dollars was Ps. 1,510.3215 per US$1.00.